Document And Entity Information - shares	12 Months Ended
	Mar. 31, 2022	Aug. 15, 2022
Document Information Line Items
Entity Registrant Name	Happiness Development Group Limited
Trading Symbol	HAPP
Document Type	20-F/A
Current Fiscal Year End Date	--03-31
Amendment Flag	true
Amendment Description	This Amendment (this “Amendment”) to the annual report on Form 20-F (File No.001-39098), initially filed on August 15, 2022 is being filed as an exhibits-only filing, solely for the purpose of adding Exhibit 23.1, which were inadvertently omitted from the Form 20-F. Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, update or restate any other items or disclosures contained in the Original Filing and does not reflect events occurring after the date of the Original Filing. This Amendment consists solely of the cover page, this explanatory note, the exhibit index and the exhibits filed herewith.
Entity Central Index Key	0001751876
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39098
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 11, Dongjiao East Road
Entity Address, Address Line Two	Shuangxi, Shunchang
Entity Address, Address Line Three	Shunchang
Entity Address, City or Town	Nanping City
Entity Address, Country	CN
Contact Personnel Name	Xuezhu Wang
Entity Address, Postal Zip Code	353001
Title of 12(b) Security	Ordinary shares, par value US$0.0005 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, TX
Auditor Firm ID	6706
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 11, Dongjiao East Road
Entity Address, Address Line Two	Shuangxi
Entity Address, Address Line Three	Shunchang
Entity Address, City or Town	Nanping City
Entity Address, Country	CN
Contact Personnel Name	Xuezhu Wang
Entity Address, Postal Zip Code	00000
Contact Personnel Email Address	N/A
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		66,854,583
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		12,245,100